Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Other Long-term Debt

Other long-term debt consists entirely of the following:

	As of December 31,
	2017	2016
Revolving Line of Credit	$2,450,656	$1,352,797
Term Loan	1,183,462	-
Contingent Consideration Payable	654,755	874,468
Settlement Liability Payable	65,000	65,000
Capital Lease Obligations	106,651	202,716
	4,460,524	2,494,981
Less: current portion of long-term debt	(378,537)	(315,778)
	$4,081,987	$2,179,203

Schedule of Future Minimum Rental Payments	Future minimum rental payments on the capital leases are as follows:
2018	$95,757
2019	20,209
115,966

Less: amount representing interest	(9,315)
$106,651